                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02851
                                   ---------------------------------------------

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    522 Fifth Avenue, New York, New York                        10036
--------------------------------------------------------------------------------
  (Address of principal executive offices)                    (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                    ----------------------------

Date of fiscal year end:    8/31
                         -------------------

Date of reporting period:   7/1/06-6/30/07
                          ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02851
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen High Yield Fund









========================== VAN KAMPEN HIGH YIELD FUND ==========================


VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: DEC 6, 2006    Meeting Type: Annual
Record Date:  NOV 2, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE AUDITORS REPORT AND FINANCIAL         For       For        Management
      STATEMENTS FOR THE YEAR ENDED 31 DECEMBER
      2005 BE AND ARE HEREBY RECEIVED.
2     Ratify Auditors                           For       For        Management
3     THE BOARD OF DIRECTORS BE AND ARE HEREBY  For       For        Management
      AUTHORIZED TO DETERMINE THE REMUNERATION
      OF THE AUDITORS TO THE COMPANY.
4     S. DENNIS BELCHER BE HEREBY ELECTED AS    For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
5     DIDIER DELEPINE BE HEREBY ELECTED AS      For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
6     THOMAS DOSTER BE HEREBY ELECTED AS        For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
7     LESLIE GOODMAN BE HEREBY ELECTED AS       For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
8     KEVIN POWER BE HEREBY ELECTED AS DIRECTOR For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HIS SUCCESSOR IS APPOINTED
9     LUCY WOODS BE HEREBY ELECTED AS DIRECTOR  For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HER SUCCESSOR IS APPOINTED


--------------------------------------------------------------------------------

XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       For        Management
1.2   Elect Director Carl J. Grivner            For       For        Management
1.3   Elect Director Peter Shea                 For       For        Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       For        Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       For        Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen High Yield Fund
             -------------------------------------------------------------------

By (Signature and Title)*
                                            /s/ Ronald E. Robison
                            ----------------------------------------------------
                                              Ronald E. Robison

                                President and Principal Executive Officer --
                                             Office of the Funds
                            ----------------------------------------------------



Date                                          January 18, 2008
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.


                                        2